CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Statement [Line Items]
Operating and formation costs	$ 2,111,800	$ 508,376	$ 316,021	$ 3,794,176
Loss from operations	(2,111,800)	(508,376)	(316,021)	(3,794,176)
Interest and dividend income on investments held in Trust Account	258,478	18,197	2,747	2,030,383
Change in fair value of forward purchase units	(190,000)
Net Loss	(2,043,322)	(490,179)	$ (313,274)	(1,763,793)
Class A Ordinary Shares
Statement [Line Items]
Net Loss	$ (611,882)	$ (392,143)		$ (1,360,510)
Weighted average shares outstanding, Basic	2,457,892	23,000,000	4,011,628	19,398,096
Weighted average shares outstanding, Diluted	2,457,892	23,000,000	4,011,628	19,398,096
Net income (loss) per share, Basic	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)
Net Income (loss) per share, Diluted	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)
Class B Ordinary Shares
Statement [Line Items]
Net Loss	$ (1,431,440)	$ (98,036)		$ (403,283)
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,072,674	5,750,000
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,072,674	5,750,000
Net income (loss) per share, Basic	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)
Net Income (loss) per share, Diluted	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)